Commitments and Contingencies (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Restructuring and Related Costs
The following table provides a roll forward of employee termination costs:

Employee Termination Costs
Unpaid employee termination costs, January 1, 2022	$—
Employee termination costs - severance and other cash costs	8,076
Total paid	(4,430)
Unpaid employee termination costs, December 31, 2022	$3,646
Employee termination costs - severance and other cash costs	194
Total paid	(3,840)
Unpaid employee termination costs, December 31, 2023	$—